Share capital	12 Months Ended
Jun. 30, 2022
Share capital.
Share capital

EQUITY

15	Share capital

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)*	9 888	9 888	9 888

Number of shares
for the year ended 30 June	2022	2021	2020
Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	158 331 335	158 331 335	158 331 335
	1 314 407 571	1 314 407 571	1 314 407 571
Issued
Shares issued at beginning of year	634 244 336	632 365 757	631 028 318
Issued in terms of the employee share schemes	1 432 481	1 878 579	1 337 439
Shares issued at end of year	635 676 817	634 244 336	632 365 757
Comprising
Sasol ordinary shares of no par value	629 345 470	627 912 989	626 034 410
Sasol BEE ordinary shares of no par value	6 331 347	6 331 347	6 331 347
	635 676 817	634 244 336	632 365 757
Unissued shares
Sasol ordinary shares of no par value	498 345 120	499 777 601	501 656 180
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	151 999 988	151 999 988	151 999 988
	678 730 754	680 163 235	682 041 814
*	At 30 June 2022, 10 243 580 (2021 - 10 469 584; 2020 - 13 969 621) shares were held by the Sasol Foundation Trust and the Sasol Khanyisa Employee Share Ownership Plan.

Accounting policies:

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity. Repurchased shares are classified as treasury shares and are disclosed as a deduction from total equity. Where such shares are subsequently reissued, any consideration received is included in the statement of changes in equity.